Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2020 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 1,562,694	$ 2,610,372
Total liabilities	$ 1,051,187	1,709,255
Number of operating segments | segment	1
Number of reportable segments | segment	1
Accumulated deficit	$ (847,132)	(68,804)
Amortization of debt issuance costs	2,300	3,000	$ 2,700
Debt issuance discounts	1,000	1,000	$ 500
Operating lease right-of-use assets	256,646	258,227
Operating lease liabilities	300,030
Accounting Standards Update 2016-02
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated deficit				$ 400
Operating lease right-of-use assets				263,200
Operating lease liabilities				$ 306,400
Variable Interest Entity, Primary Beneficiary | RSFH Investment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	13,300	19,700
Total liabilities	$ 6,500	$ 6,500